Condensed Consolidated Interim Statements of Comprehensive Loss (Parentheticals) - CF ACQUISITION CORP. VI - $ / shares	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A - Public shares
Diluted net loss per share	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
Class A - Private placement
Diluted net loss per share	0.49	0.05	0.23	(0.05)		(0.53)
Class B Common Stock
Diluted net loss per share	$ 0.49	$ 0.05	$ 0.23	$ (0.05)	$ 0.00	$ (0.53)